Lease Liabilities (Details) - Schedule of Reconciliations of the Values at the Beginning and End	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Schedule of Reconciliations of the Values at the Beginning and End [Abstract]
Balance at January 1	$ 429,253	$ 293,609	$ 641,660
Additions	702,079	480,222	148,815
Disposals (early return of leased cars)	(82,566)	(56,474)
Accretion of interest	22,199	15,184	22,004
Payments	(390,794)	(267,303)	(360,321)	$ (250,983)
Effect of exchange rates differences	(18,216)	(12,460)	(22,905)
Balance at December 31	$ 661,955	$ 452,778	$ 429,253	$ 641,660